Subsequent Events (Details) $ in Thousands	6 Months Ended			7 Months Ended		8 Months Ended
	Jul. 06, 2018 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Aug. 03, 2018 USD ($) shares	Jul. 31, 2018 USD ($)	Aug. 27, 2018 USD ($) shares	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Cash portion of the consideration		$ 115,896	$ 116,679
Cash and cash equivalents		$ 218,651					$ 257,911
Subsequent Event | HSBC $80,000 Facility
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 80,000
Number of installments					20
Frequency of payments					quarterly
Repayment installment					$ 2,400
Balloon installment					$ 32,400
Vessels provided as collateral					The loan will be secured by a first priority mortgage on the vessels previously pledged under the two refinanced facilities.
Line of credit facility, description					The "HSBC $80,000 Facility" will be used to refinance the full amounts outstanding under the HSBC $86,600 Facility and the HSH $64,500 Facility.
Subsequent Event | $41.0 miilion from European commercial bank
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 41,000
Duration of the loan						5 years
Subsequent Event | Step 1 Vessels
Subsequent Event [Line Items]
Number of operating vessels acquired						3
Number of shares issued as part of the consideration | shares						1,340,000
Cash portion of the consideration						$ 41,700
Subsequent Event | Step 2 Vessels
Subsequent Event [Line Items]
Dercription of terms of call and put options						The aggregate exercise price of the Call and Put Options is payable at the option of the Company in either, 2/3 cash and 1/3 common shares of Star Bulk or 100% cash
Subsequent Event | Step 2 Vessels | Call option
Subsequent Event [Line Items]
Exercise price						$ 115,390
Exercise date						Apr. 01, 2019
Number of instruments held						4
Subsequent Event | Step 2 Vessels | Put option | E.R. Capital Holding GmbH & Cie. KG
Subsequent Event [Line Items]
Exercise price						$ 105,390
Number of instruments held						4
Subsequent Event | Step 2 Vessels | Put option | E.R. Capital Holding GmbH & Cie. KG | Minimum
Subsequent Event [Line Items]
Exercise date						Apr. 02, 2019
Subsequent Event | Step 2 Vessels | Put option | E.R. Capital Holding GmbH & Cie. KG | Maximum
Subsequent Event [Line Items]
Exercise date						Apr. 04, 2019
Songa vessels | Subsequent Event
Subsequent Event [Line Items]
Number of operating vessels acquired	15
Number of shares issued as part of the consideration | shares	13,725,000
Cash portion of the consideration	$ 145,000
Description of Capital leases, Term of contract	Five-year bareboat charter
Unrecorded unconditional, Purchase price obligation	$ 180,000
Songa vessels | Subsequent Event | Additional liquidity
Subsequent Event [Line Items]
Cash and cash equivalents	$ 35,000
Augustea vessels | Subsequent Event
Subsequent Event [Line Items]
Number of operating vessels acquired				16
Number of shares issued as part of the consideration | shares				10,277,335
Debt assumed				$ 309,000
Augustea vessels | Subsequent Event | CEO as passive minority investor
Subsequent Event [Line Items]
Number of operating vessels acquired				3
Per vessel | Subsequent Event | Step 2 Vessels | Call option
Subsequent Event [Line Items]
Exercise price						$ 28,850
Per vessel | Subsequent Event | Step 2 Vessels | Put option | E.R. Capital Holding GmbH & Cie. KG
Subsequent Event [Line Items]
Exercise price						$ 26,350